Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Feb. 02, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Leases
(in thousands)
Fiscal Year:
2013	$15,948
2014	16,232
2015	15,815
2016	13,158
2017	9,224
Thereafter	12,947
Total minimum lease payments	83,324

Sublease rental	819
Net rentals	$82,505